Equity Method Investment (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 18, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Payment for equity method investment		$ 1,375	$ 0
Equity method investment		4,325		$ 2,970
(Loss)/Gain on equity method investment		$ (20)	(15)
RFSea [Member]
Transactions with Related Parties [Abstract]
Ownership percentage		27.50%
Payment for equity method investment	$ 1,375
Equity method investment		$ 4,325		$ 2,970
(Loss)/Gain on equity method investment		(20)	$ (15)
Maximum loss exposure		$ 4,125